4. Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Policies Abstract
Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity

Financial assets are initially recognized when the Group becomes party to the contractual provisions of the instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Group transfers the contractual rights to receive the cash flows of the financial asset.

Financial Assets

(i)         Classification of financial assets

In accordance with IFRS 9, upon initial recognition, a financial asset is classified and measured:

·         at amortized cost,

·         at fair value through other comprehensive income (“FVOCI”) with recycling of cumulative gains and losses

·         at FVOCI with no recycling of cumulative gains and losses upon derecognition

·         or fair value through profit or loss (“FVPL”)

The classification of financial assets at initial recognition is generally based on the business model in which a financial asset is managed and on the characteristics of its contractual cash flows.

A derivative embedded with a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

A financial asset is measured at its amortized cost if it meets both of the following conditions and is not designated as measured at FVPL:

·  It is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

·  Its contractual terms give rise on specified date to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as measured at FVPL:

·  It is held within a business model with the objective of both holding to collect contractual cash flows and selling; and

·  Its contractual terms give rise on specified dates to cash flows are solely payments of principal and interest on the principal amount outstanding.

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32, Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognised as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment. Group has not investments classified in OCI.

(i)     Classification of financial assets - Continued

 Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. This includes all derivative financial assets.

A financial asset (unless it refers to trade receivables without a significant component of financing that is initially measured at the transaction price) is initially measured at fair value, plus, for an item that is not measured at FVPL, any transaction costs directly attributable to its acquisition.

(ii)   Subsequent measurement

Financial assets at amortized cost – Financial assets are amortized costs are subsequently using the effective interest rate method. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at FVOCI – For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

Financial assets measures at FVPL – Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.

(iii)   Impairment of financial assets

IFRS 9 replaces the “incurred loss” model of IAS 39 with an expected credit losses model. The new impairment loss model applies to financial assets measured at amortized cost, contractual assets and debt instruments measured at FVOCI, but does not apply to investments in equity instruments (shares) or financial assets measured at FVPL.

According to IFRS 9, provisions for losses are measured at one of the following bases:

·         Credit losses expected for 12 months (general model): these are credit losses that result in possible default events within 12 months from the balance sheet date.  For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

·         Full lifetime expected credit losses (simplified model): these are credit losses resulting from all possible default events over the expected term of a financial instrument.

·         Practical expedient: these are expected credit losses that are consistent with reasonable and sustainable information available, at the balance sheet date about past events, current conditions and forecasts of future economic conditions, which enable the verification of probable future loss based on the historical credit loss occurred in accordance with its maturity.

The Group chose to measure provisions for losses from accounts receivable and other receivables at an amount that equals to the credit loss expected for the term, and for trade receivables, whose portfolio of receivables is fragmented, CDCI, rents receivable, wholesale accounts receivable and accounts receivable from freight companies, the practical expedient was applied through the adoption of a matrix of losses for each maturity range.

When determining whether the credit risk of a financial asset increased significantly since its initial recognition and while estimating the expected credit losses, the Group takes into account reasonable and sustainable information that is relevant and available free of cost or excessive effort. This includes quantitative and qualitative information and analysis, based on the Company’s historical experience, during credit assessment and considering information about projections.

The Group assumes that the credit risk of a financial asset increased significantly if the asset is overdue more than 90 days.

The Group considers a financial asset as in default when:

·    the likelihood that the debtor will fully pay its obligations to the Group, without considering actions such as execution of guarantees (if any), is low; or

·    the financial asset is overdue more than 90 days.

The Group determined the credit risk of a debt security by analyzing the payment history, financial and macroeconomic conditions of the counterparty and the assessment of rating agencies, when applicable, thereby assessing each debt security individually.

The maximum period considered when estimating the expected credit loss is the maximum contractual period during which the Group is exposed to the credit risk.

Measurement of expected credit losses – Expected credit losses are estimated based on weighted probability of credit losses based on historical losses and projections of related assumptions. Credit losses are measured at present value based on all cash insufficiencies (i.e. the differences between the cash flows owed to the Company according to contracts and the cash flows the Company expects to receive).

Expected credit losses are discounted by the effective interest rate of the financial asset.

Financial assets with credit recovery problems – On each reporting date, the Company evaluates whether the financial assets recorded at amortized cost and the debt securities measured at FVOCI have any indication of impairment. A financial asset shows “indication of impairment loss” in the occurrence of one or more events with negative impact on the estimated future cash flows of the financial asset.

Presentation of impairment loss – Provision for losses on financial assets measured at amortized cost is deducted from their gross carrying amount.

Impairment losses related to trade receivables and other receivables, including contractual assets, are presented separately in the statement of income and OCI. Impairment of other financial assets is reported under “selling expenses”.

Accounts receivable and contractual assets – The Company considers the model and some of the assumptions used in the calculation of these expected credit losses as the main sources of uncertainty in the estimate.

The positions within each group were segmented based on common credit risk characteristics, such as:

·         Credit risk level and historical losses – for wholesale clients and property rental; and

·         Delinquency status, default risk and historical losses – for credit card operators and other clients.

(iii)   Derecognition of financial assets

A financial asset (or, as applicable, a part of a financial asset or a group of similar financial assets) is derecognized when:

·       The rights to receive cash flows form the asset have expired; or

·       The Group  has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full to a third party under a “pass-through”  arrangement; and either (a) the Group has transferred substantially all the risks and rewards related to the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards related to the asset, but has transferred control over the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass through” arrangement, it evaluates if, and to what extent, it has retained retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, not transferred control of the asset, the Group continues to recognize the transferred asset to the extent of it continued involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations retained by the Group.

Financial liabilities

(iv)   Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, and derivative financial instruments.

(v)    Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

·         Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognised in the statement of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss.

·         Loans and borrowings

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss.

This category generally applies to interest-bearing loans and borrowings. For more information, refer to Note 17.

(vi)   Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such and exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss.

(iii)    Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention of settling them on a net basis, to realize the assets and settle the liabilities simultaneously.

Note 18 contains additional information about financial instruments and details on how they are measured.

Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transaction qualifies for recognition.

Assets and liabilities denominated in foreign currencies are translated to Real using the spot rate at the end of each reporting period. Gains or losses on exchange variations are recognized as financial income or expense.

Derivative financial instruments

The Company uses derivative financial instruments to limit the exposure to fluctuations not related to the local market such as interest rate and exchange rate swaps. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently measured at fair value at the end of each reporting period. Derivatives are accounted for as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it intends to apply hedge accounting and its objective and risk management strategy for contracting the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of the changes in the hedging instrument’s fair value in offsetting the exposure to changes in the fair value of the hedged item or cash flow attributable to the hedged risk. These hedges are expected to be highly effective in offsetting changes in the fair value or cash flow and are assessed on an ongoing basis to determine if they have been highly effective throughout the periods for which they were designated.

The following are recognized as fair value hedges:

·       The change in the fair value of a derivative financial instrument classified as fair value hedging is recognized as financial result. The change in the fair value of the hedged item is recorded as a part of the carrying amount of the hedged item and is recognized in the statement of operations;

·       In order to calculate the fair value, debts and swaps are measured through rates available in the financial market and projected up to their maturity date. The discount rate used in the calculation by the interpolation method for borrowings denominated in foreign currency is developed through CDI curves, free coupon and DI, indexes disclosed by the B3 (the Brazilian Securities, Commodities and Futures Exchange), whereas for borrowings denominated in reais, the Company uses the DI curve, an index published by the CETIP (Securities Custodial and Clearing Center) and calculated through the exponential interpolation method.

Cash and cash equivalents

Cash and cash equivalents consist of cash, bank accounts and highly liquid short-term investments that are readily convertible into a known amounts of cash, with a maturity of three months or less and are subject to an insignificant risk of change in value.

Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income (FVOCI), in the case of receivables from credit card companies and (ii) amortized cost, mainly a customer portfolio presented in discontinued operations.

Receivables are considered unrecoverable and therefore written off from, when the payment is not made after 360 days from due date. At each balance sheet date, the Company assesses whether the assets or groups of financial assets have any indications of impairment.

Inventories

Inventories are accounted for at cost or net realizable value, whichever is lower. Inventories purchased are recorded at average cost, including warehouse and handling costs, to the extent these costs are necessary to bring inventories to selling conditions at the stores, less bonuses received from suppliers.

Net realizable value is the selling price in the ordinary course of business, less the estimated costs to sell.

Inventories are reduced by an allowance for losses and damages, which is periodically reviewed and evaluated as appropriate.

Supplier Bonuses

Bonuses received from suppliers are measured and recognized based on contracts and agreements signed, and recorded in the statement of operations when the corresponding inventories are sold.

Includes purchase volume agreement, logistics and specific negotiations to recover margin, among others, and are deducted from the payables to the respective suppliers, once the Group is contractually entitled to settle trade payables net of these bonuses.

Present value adjustment of assets and liabilities

The long term assets and liabilities are adjusted to their present value, considering the contractual cash flows and respective interest rate, implicit or explicit. Short term assets and liabilities are not adjusted to present value.

Impairment of non-financial assets

Impairment testing is designed so that the Group can present the net realizable value of an asset. This amount may be realized directly or indirectly, respectively, through the sale of the asset or the cash generated by the use of the asset in the Group’s activities.

The Group tests its non-financial assets and intangible assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s recoverable amount is defined as the asset’s fair value less cost or its value in use, whichever is higher, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and an impairment loss is recorded to adjust its carrying amount to its recoverable amount. In assessing the recoverable amount, the estimated future cash flows are discounted to present value using a pre-tax discount rate that represents the Company’s weighted average cost of capital (“WACC”), reflecting current market assessments of the time value of money and the risks specific to the asset.

Impairment losses are recognized in profit or loss for the year consistent with the function of the respective impaired asset. Previously recognized impairment losses are reversed only if there is a change in the assumptions used to determine the asset’s recoverable amount at its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and/or impairment losses, if any. It includes the cost of acquisition of equipment and financing costs for long-term construction projects, if the recognition criteria are met. When significant components of property and equipment are replaced, they are recognized as individual assets with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset category	Useful life (in years)
Buildings	40
Leasehold improvements	24
Facilities	12
Furniture and fixtures	9
Vehicles	5
Machinery and equipment	10
Others	5

Property and equipment items and eventual significant parts are written off when sold or no future economic benefits are expected from its use. Any gains or losses arising from the disposals of the assets are included in the statement of operations for the year.

The residual value, the useful life of assets and the depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if applicable. The Company reviewed the useful lives of property and equipments items for fiscal year 2018 and no significant changes were deemed necessary.

Capitalization of interest

Interest on borrowings and financing directly attributable to the acquisition, construction of an asset that requires a substantial period of time to be completed for its intended use or sale (qualifying asset) are capitalized as part of the cost of the respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

Investment properties

Investment properties are measured at historical cost, including transaction costs. After the initial recognition, they are stated at cost, net of accumulated depreciation or impairment loss, if any.

Investment properties are written off when they are sold or no longer used and no future economic benefit is expected from its use. An investment property is also classified as held for sale when there is an intention to sell. The difference between the net amount obtained from the sale and the carrying amount of the asset is recognized in the statement of operations in the period in which the asset is disposed of.

Intangible assets

Intangible assets acquired separately are measured at cost at initial recognition, less amortization and any impairment losses. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists and brands.

Intangible assets with definite useful lives are amortized by the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 to 10 years), according to the amortization rates disclosed in the note 4.10, beginning the amortization when the asset become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

Classification of assets and liabilities as current and noncurrent

Assets (except for deferred income tax and social contribution) that are expected to be realized or are intended for sale or consumption within twelve months from the end of the reporting periods are classified as current assets. Liabilities (except for deferred income tax and social contribution) that are expected to be settled within twelve months from the end of the reporting periods are classified as current liabilities. All other assets and liabilities are classified as “noncurrent”.

The deferred tax assets and liabilities are classified as “noncurrent”, net by legal entity, according to IAS 12.

Assets held to sale

Noncurrent assets and group of assets are reclassified as held for sale if the carrying amount will be recovered through a sale transaction, instead of continuous use. This condition is met only when the asset is available for sale in the present condition, exposed only to the terms that are usual to sales of these assets and the sale is highly probable. Management has to be committed to complete within one year.

When the Company is committed to a sale plan involving the loss of subsidiary control, all the assets and liabilities of this subsidiary are classified as held for sale when the criteria above is met, even if the Company keeps a non-controlling interest in its former subsidiary after the sale. Additionally, the net income of the entity classified as held for sale is presented as discontinued operations in a single caption in the statements of operations.

Non current assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Leases

The definition of an agreement as lease is based on an assessment at the inception of the lease, i.e., if fulfilment of the arrangement depends on the use of a specific asset or assets or the arrangement transfers the right to use the asset.

The Group leases equipment and commercial spaces, including stores and distribution centers, through cancelable and non-cancelable lease agreements. The agreements length vary substantially from 5 to 25 years.

The Group as a lessee

Finance lease agreements, which transfer to the Group substantially all the risks and rewards incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or at the present value of the minimum lease payments, whichever is lower. Lease payments are allocated between financial charges and deducted from lease liabilities. Financial charges are recognized as a financial expense.

Leased assets are depreciated over their useful lives. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over its estimated useful life or the lease term, whichever is shorter.  Leasehold improvements and rebuilding follow the same policy.

An operating leases is a lease other than a finance lease.

Operating lease payments (excluding service costs, such as insurance and maintenance) are recognized as an operating expenses, on straight-line basis, over the lease term.

Contingent rents are recognized as an expense when incurred.

Group as lessors

Lease agreements in which the Group does not transfer substantially all the risks and rewards of ownership of the asset are classified as operating lease. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating an operating lease are accounted for as part of the carrying amount of the leased asset and amortized over the agreement term on the same basis as rental income.

Contingent rentals are recognized as revenue in the periods in which they are earned.

Provisions

Provisions are recognized when the Group has present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and the obligation can be reliably estimated. Where the Group expects a provision to be fully or partially reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to the provision is recognized in statement of operations for the year, net of any reimbursement. In case of attorney’s fees in favorable court decisions, the Group’s policy is to record a provision when fees are incurred, i.e., upon final judgment on lawsuits, as well as disclose in notes the estimated amounts involved in lawsuits in progress.

Dividend and interest on own capital distribution

Dividend distribution to the Group’s shareholders is recognized as a liability at the year-end, based on the minimum mandatory dividends established by the Bylaws. Additional dividends are only recorded when approved by the Group’s Board of Directors

The Group may pay interest as remuneration of its own capital calculated over the shareholders' equity accounts, observing the rate and limits determined by law.

Deferred Revenue

The Group records deferred revenue related to amounts received in advance from business partners for the exclusivity in the intermediation of services of additional or extended warranties, recognized in profit and loss as the service is rendered in the sale of these warranties jointly with the business partners.

Equity

Common and preferred shares are classified as equity.

When the Group purchases its own shares (treasury shares), the remuneration paid, including any directly attributable costs, is deducted from equity, and are recorded as treasury shares until the shares are cancelled or sold to the market. When these shares are subsequently sold, any remuneration received, net of any directly attributable costs, is included in equity. No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of the Group’s own equity instruments.

Share-based payment

Employees and senior executives of the Company and its subsidiaries  receive compensation in the form of share-based payment, whereby employees render services in exchange for equity instruments (“equity-settled transactions”).

Equity-settled transactions

The cost of equity-settled transactions is recognized as an expense in the year, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are met. Cumulative expenses recognized for equity instruments at each reporting date until the vesting date reflect the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

Each year’s expenses or expenses reversals represents the change in the cumulative expenses recognized at the beginning and the end of that year. No expense is recognized for services that has not completed the vesting period, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vested irrespective of whether or not the market or non-vesting condition is met, provided that all other performance and/or service conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified, an additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee, as measured at the date of modification.

When an equity instrument is cancelled, it is treated as fully vested on the date of cancellation, and any unrecognized expense related to the premium are immediately recognized in profit or loss for the year, this includes any premium whose non-vesting conditions within the control of either the Company or the employee are not met. However, if the cancelled plan is replaced by another plan and designated as a replacement grants on the grant date, the cancelled grant and the new plan are treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations of equity-settled transactions are treated equally.

The dilutive effect of outstanding options is reflected as an additional share dilution in the calculation of diluted earnings per share (see note 29).

Earnings per share

       Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

·       Numerator: profit for the year adjusted by dilutive effects from stock options.

·       Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

Determination of net income

(i)      Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework to determine when and for how much  revenue form contracts with customers should be recognized.

a)  Sale of goods

       Revenue from sale of goods is recognized when control of the goods is transferred to the customer, usually when delivered in the store, and at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods . No revenue is recognized if collection is uncertain.

b)  Service revenue

The Company acts as agent in insurance extended warranty, financial protection insurance, personal accident insurance, technical assistance and mobile phone credits recharge. Revenues from these services are recognized at a point of time and presented net of related costs and recognized when control of the service is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

c) Finance service revenue

As the activity of customer financing is an essential part of the Group’s business, mainly in our subsidiary Via Varejo, for all financial instruments measured at amortized cost, financial income is recorded using the effective interest rate, which discounts exactly the estimated future cash flow as through the expected term of the financial instrument, or a shorter period of time, where applicable, to the net carrying amount of the asset. Interest income is included under financial services.

d)  Interest income

       For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate, which is the rate that discounts the estimated future cash payments or receipts through the expected term of the financial instrument or a shorter period, where appropriate, from the carrying amount of the financial asset or liability. Interest income is included in the financial result in the statement of operations for the year.

(ii)     Cost of goods sold

The cost of goods sold comprises the acquisition cost of inventory net of discounts and considerations received from suppliers and logistics costs.

Rebates received from suppliers are measured based on contracts and agreements signed with them.

The cost of sales includes the cost of logistics operations managed or outsourced by the Group, comprising warehousing, handling and freight costs incurred until the goods are ready for sale.

(iii)    Selling expenses

Selling expenses comprise all store expenses, such as salaries, marketing, occupancy, maintenance, fees charged by credit card companies, etc.

Marketing expenses refer to advertising campaigns for each segment in which the Group operates. The main media used by the Group are: radio, television, newspapers and magazines. These expenses are recognized in profit or loss through campaign period.

(iv)    General and administrative expenses

General and administrative expenses correspond to overhead and the cost of corporate units, including purchasing and procurement, information technology and financial activities.

(v)     Other operating expenses, net

Other operating income and expenses correspond to the effects of major or nonrecurring events occurred during the year that do not meet the definition for the other statement of operations lines.

(vi)    Financial result

Financial expenses include substantially interest and financial charges on borrowings and financing and discounting receivables during the year, losses arising from measurement of derivative financial instruments at fair value, losses on disposals of financial assets, financial charges on provisions on lawsuits and taxes and interest charges on financial leases, as well as discount charges.

Financial income includes income generated by highly liquid short-term investments and gains arising from measurement of derivative financial instruments  at fair value.

Taxation

Current income tax and social contribution

Current income tax and social contribution assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to calculate taxes are those enacted or substantially enacted at the balance sheet date.

Income taxes comprise Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity. According to tax legislation in Brazil there is no a Group´s Corporate Tax Return, and each legal entity have its own tax obligations.

Deferred income tax and social contribution

Deferred income tax and social contribution are generated by temporary differences between the tax basis and accounting basis of assets and liabilities at the end of the reporting period.

Deferred income tax and social contribution assets are recognized for all future deductible temporary differences and unused tax loss carryforwards to the extent that it is probable that taxable income will be available to be compensated against these temporary differences and unused tax loss carryforwards, except where the deferred income tax and social contribution assets relating to the deductible temporary difference arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor tax income or losses.

Deferred income tax and social contribution liabilities are recognized for all future taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction other than a business combination and which, at the time of the transaction, affects neither accounting profit nor tax losses.

With respect to deductible temporary differences associated with investments in subsidiaries and associates, deferred income tax and social contribution are recognized only to the extent that it is probable that these temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of these assets to be utilized. Unrecognized deferred income tax and social contribution assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow these assets to be recovered.

Deferred income tax and social contribution assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period.

Deferred taxes related to items directly recognized in equity are also recognized in equity and not in the statement of operations.

Deferred income and social contribution tax assets and liabilities are offset if there is a legal or contractual right to offset tax assets against income tax liabilities, and relates to the same taxpayer entity and to the same tax authority.

Other taxes

In Brazil, revenue from sales of goods or services are subject to taxation by State Value-Added Tax (“ICMS”) and Services Tax (“ISS”), calculated based on the rates applicable to each state and city, as well as contribution for the Social Integration Program (“PIS”) and contribution for Social Security Financing (“COFINS”), and are presented as a reduction of sales revenue.

Revenue and expenses are recognized net of taxes, except when the sales tax paid on the purchase of assets or services is not recoverable from the tax authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as cost or expense item, as applicable.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at fair value on the acquisition date, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interest in the acquiree at fair value or at the proportional interest in the acquiree’s identifiable net assets. The acquisition costs are expensed as incurred in general and administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for  appropriate classification and designation in accordance with contractual terms, economic circumstances and relevant conditions on the acquisition date. This includes the segregation of derivatives embedded in agreements in host contracts by the acquiree.

If the business combination achieved in stages, the previously held interest in the acquiree is adjusted to its fair value on the acquisition and any difference with its carrying amount is recognized in profit or loss.

Any contingent consideration is recognized at fair value on the acquisition date as part of the business combination. Subsequent changes in the fair value of any contingent consideration classified as an asset or liability that is a financial instrument is recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previously held interest in the acquire. If the fair value of the net assets acquired is in excess of the aggragated consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at he acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost, less any impairment losses. For impairment testing purposes, the goodwill acquired in a business combination is, as of the acquisition date, allocated to the cash generating unit that are expected to benefit from the business combination, regardless of whether other assets or liabilities of the acquiree are assigned those units.

When goodwill is part of a cash-generating unit and part of the operation of this unit is sold, the goodwill related to that part is included in the carrying amount of the operation when calculating profit or loss from the sale of the operation. This goodwill is then measured based on the relative amounts of the sold operation to the total of the cash-generating unit which was retained.

Accounting for equity investments at cost deriving from corporate restructuring and performed with related parties

The Company accounts at historical cost the interest deriving from corporate restructuring performed with related parties. Difference between the acquiring value and historical cost is recorded in shareholders’ equity, when the interest acquired is from companies under common control. Such transactions are not in the scope of IFRS 3.

Foreign operations

For each entity, the Group determines the and items included in the financial statements of each entity are measured using that functional currency.

On consolidation, the financial statements of foreign operations are translated into Reais, as follows:

·       Assets and liabilities, including goodwill, are translated into Reais at the rate of exchange prevailing at the reporting date.

·       Their statements of profit or loss are translated into Reais using the average rate for the period except when significant fluctuations in the exchange rate occurs, in which case, the rate at the transaction date is used.

The exchange differences arising on the translation for consolidation are recognized in OCI. When a foreign operation is disposed of, the component of OCI related to that particular foreign operation is reclassified to profit or loss.

Customer loyalty programs

The Group has a loyalty program that provides incentives to its customers in the sale of products or services.

The current loyalty program establishes monthly purchase targets to each customer, taking into account the purchase history. If the targets are met the customer is granted credits and can choose a prize from a list of items/ products provided by the Group or to receive a discount in select products. Prizes selected by the customer can be redeemed usually until the following month.

The Company estimates the fair value of the credits granted to the customers and liability associated with the loyalty programs "Programa Mais" and "Clube Extra"based upon the average cost of the redeemable prizes.